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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21430

USA REIT FUND LLC
(Exact name of registrant as specified in charter)

425 Walnut Street, Cincinnati, Ohio, 45202 USA
(Address of principal executive offices) (Zip code)

Delaware Corporate Organizers, Inc., 1201 N Market Street, 18th Floor, Wilmington, New Castle County, Delaware 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-287-3744

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders

Second Quarter Report

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 5. Audit Committee of Listed Registrants

N/A

Item 6. Schedule of Investments

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

			Total Number of Shares
			Purchased as Part of	Maximum Number of Shares
	Total Number of	Average Price Paid Per	Publicly Announced Plans	that May Yet Be Purchased
Period	Shares Purchased	Share *	or Programs	Under the Plans or Programs
January 1-31, 2004	-	-	-	267,000
February 1-29, 2004	1,600	$9.53	1,600	265,400
March 1-31, 2004	29,300	$9.38	29,300	236,100
April 1-30, 2004	22,200	$8.88	22,200	213,900
May 1-31, 2004	23,800	$8.14	23,800	190,100
June 1-30, 2004	1,600	$8.31	1,600	188,500
Total	78,500	$8.84	78,500	188,500
* all amounts are in Canadian Dollars

Notes:	On January 22, 2004, USA REIT Fund LLC announced that it intended to make a normal course issuer bid through the facilities of the Toronto Stock Exchange to purchase up to 267,000 of its common shares commencing on January 23, 2004 through to January 22, 2005.

Item 9. Submission of Matters to a Vote of Security Holders

In the event of a vacancy on the Board, the Corporate Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to USA REIT Fund LLC, 425 Walnut Street, Cincinnati, Ohio, 45202 USA. The Corporate Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

Item 10. Controls and Procedures

  The Fund's Fair Disclosure Policy and internal controls policy have been approved by the Board. The Chief Executive Officer and the Chief Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

  There has been no change to the Fund's Fair Disclosure Policy and internal control over financial reporting during the period from January 1, 2004 to June 30, 2004.

Item 11. Exhibits

                   (a)   (1) N/A

                           (2) Exhibit A - Certification by Chief Executive Officer

                                 Exhibit B - Certification by Chief Financial Officer

                           (3) N/A

                  (b)    Exhibit C - Certification Pursuant to 18 U.S.C. 1350

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA REIT FUND LLC
By Peter A. Braaten, Chief Executive Officer	/s/ "Peter A. Braaten"
Date	August 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ "Peter A. Braaten"
By Peter A. Braaten, Chief Executive Officer

Date	August 24, 2004

/s/ "David E. Roode"
By David E. Roode, Chief Financial Officer

Date	August 24, 2004

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EXHIBIT A

CERTIFICATION

I, Peter A. Braaten, certify that:

  I have reviewed this report on Form N-CSR of USA REIT FUND LLC;

  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

  Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

  The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

  The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.
Date:	August 24, 2004	/s/ "Peter A. Braaten"
Peter A. Braaten, Chief Executive Officer

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EXHIBIT B

CERTIFICATION

I, David E. Roode, certify that:

  I have reviewed this report on Form N-CSR of USA REIT FUND LLC;

  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

  Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

  The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

  The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.
Date:	August 24, 2004	/s/ "David E. Roode"
David E. Roode, Chief Financial Officer

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EXHIBIT C

CERTIFICATION

Certification Pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002; provided by the Chief Executive Officer and Chief Financial Officer, based on each such officer's knowledge and belief.

The undersigned officers of USA REIT Fund LLC (the "Fund"), certify that, to the best of each such officer's knowledge and belief:

  The Form N-CSR of the Fund for the period ended June 30, 2004 (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date:	August 24, 2004	/s/ "Peter A. Braaten"
Peter A. Braaten, Chief Executive Officer

/s/ "David E. Roode"
David E. Roode, Chief Financial Officer

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